Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand	$ 89,188,713	$ 44,631,293	$ 118,193,177
Cash and cash equivalents	89,188,713	44,631,293	118,193,177	$ 42,650,858
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year	(142,521,085)	(92,817,371)	(45,344,496)
Adjustments for:
Income tax benefit recognized in profit or loss	(5,926,350)	(6,299,286)	(4,938,846)
Net loss of disposal of non-current assets		169	1,434
Depreciation of non-current assets	17,001	11,917	15,012
Depreciation of right-of-use assets	84,226	66,465	91,656
Total interest expense on DFA	13,462,160
Fair value adjustment gain on DFA	(12,302,160)
Share-based payments	5,834,686	5,251,572	3,897,638
Net exchange differences	489,137	2,813,993	11,011,961
Adjustments to reconcile profit (loss)	1,658,700	1,844,830	10,077,421
Changes in:
Payables	7,296,785	8,511,607	(1,552,443)
Receivables	378,896	307,618	(369,712)
Prepayments	6,142,284	5,730,207	(14,231,546)
Provisions	136,755	115,259	40,510
Net cash flows used in operating activities before tax	(126,907,665)	(76,307,850)	(51,380,266)
R&D tax incentive received	6,299,286	4,972,898	5,834,099
Net cash flows used in operating activities	$ (120,608,379)	$ (71,334,952)	$ (45,546,167)